INCOME TAXES (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Note [Line Items]
Income before taxes on income	$ 217,267	$ 201,466	$ 168,002
InMode Ltd. and Israeli subsidiaries [Member]
Income Tax Note [Line Items]
Income before taxes on income	211,137	196,354	163,370
Subsidiaries outside of Israel [Member]
Income Tax Note [Line Items]
Income before taxes on income	$ 6,130	$ 5,112	$ 4,632